Financial Instruments - Summary Of Contingent Consideration (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Contingent Consideration [Abstract]
Balance at the beginning of the year		₨ (4,329)	₨ (2,293)
Additions		(1,662)	(2,533)
Reversals	[1]	1,671	468
Payouts		1,784	309
Finance expense recognized in statement of income		(131)	(117)
Translation adjustment		(386)	(163)
Balance at the end of the year		₨ (3,053)	₨ (4,329)

[1]	(1) Towards change in fair value of earn-out liability as a result of changes in estimates of revenue and earnings over the earn-out period.